OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	100.00%	100.00%	[1]
Customer A (subsidiary shareholder) [Member]
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	11.00%	17.00%	[1]
Customer B Member
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	63.00%	0.00%	[1]
Customer C Member
Disclosure of major customers [line items]
Percentage of entity revenues from major customers	14.00%	58.00%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations